Cash and cash equivalents (Tables)	6 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Schedule of cash and cash equivalents

	31 December	30 June	31 December
	2019	2019	2018
	£’000	£’000	£’000
Cash at bank and in hand	100,856	307,637	190,395